Long-term Debt - Summary of Changes to Long-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Balance at beginning of year	$ 1,315,757	$ 1,608,094
Proceeds from long-term debt	575,000	334,164
Business combinations	4,808	0
Repayment of long-term debt	(41,371)	(369,692)
Net increase (decrease) in revolving facilities	25,242	(236,502)
Amortization of deferred financing fees	1,337	1,296
Effect of movements in exchange rates	41,322	(97,744)
Effect of movements in exchange rates - OCI hedge	(37,913)	76,141
Balance at end of year	$ 1,884,182	$ 1,315,757